Commitments and Contingencies (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Disclosure of contingent liabilities [line items]
Contractual capital and operating commitments	$ 725
Contractual capital and operating commitments, current	652
Loans and borrowings	1,147	$ 1,151
Provisions	55
PILOT Bonds, Letters Of Credit
Disclosure of contingent liabilities [line items]
Loans and borrowings	$ 132	$ 132